Debt and Credit Agreements - Additional Information (Detail) - CAD ($)		12 Months Ended
	Jun. 06, 2019	Dec. 31, 2019	Feb. 01, 2019
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 2,550,000,000
Commercial Paper Program [Member]
Debt Instrument [Line Items]
Maturities days of commercial paper		365 days
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 2,300,000,000
Maximum borrowing capacity		250,000,000	$ 170,000,000
Repayments of credit facility	$ 170,000,000
Hydro One Inc. [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 2,300,000,000